COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 15, 2021 shares	Dec. 01, 2020 shares	Jun. 30, 2021 shares	Jul. 31, 2020 shares	Jun. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2016 CAD ($) item shares
Commitments and Contingencies
Shares issued	909,262	3,271,541	156,032	25,185
Performance Shares
Commitments and Contingencies
Number of executives | item								2
EBITDA threshold | $								$ 7,500
Shares issued							1,000,000	1,200,000
Restricted stock award agreements, vested						1,000,000
Trailing days for average closing price								30 days
Number of performances shares settled					200,000		1,000,000